Cover Page	Oct. 09, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 09, 2026
Entity Registrant Name	ORIGIN BANCORP, INC.
Entity Central Index Key	0001516912
Amendment Flag	false
Entity Incorporation, State or Country Code	LA
Entity File Number	001-38487
Entity Tax Identification Number	72-1192928
Entity Address, Address Line One	500 South Service Road East
Entity Address, City or Town	Ruston
Entity Address, State or Province	LA
Entity Address, Postal Zip Code	71270
City Area Code	318
Local Phone Number	255-2222
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $5.00 per share
Trading Symbol	OBK
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Addresses [Line Items]
Entity Address, Address Line One	500 South Service Road East
Document Type	8-K
Entity Registrant Name	ORIGIN BANCORP, INC.